Warrant Liability - Schedule of Warrant Assumptions (Details)	Mar. 31, 2021
Hudson Bay Warrant; 1/25/2021 [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 1/25/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 1/25/2021 [Member] | Dividend Yield [Member]
Warrants measurement input	0.00
Hudson Bay Warrant; 1/25/2021 [Member] | Dividend Yield [Member] | Warrant [Member]
Warrants measurement input	0.00
Hudson Bay Warrant; 1/25/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	109.95
Hudson Bay Warrant; 1/25/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	113.79
Hudson Bay Warrant; 1/25/2021 [Member] | Risk-free Interest Rate [Member]
Warrants measurement input	0.13
Hudson Bay Warrant; 1/25/2021 [Member] | Risk-free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.16
Palladium Capital Warrant; 1/25/2021 [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 1/25/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 1/25/2021 [Member] | Dividend Yield [Member]
Warrants measurement input	0.00
Palladium Capital Warrant; 1/25/2021 [Member] | Dividend Yield [Member] | Warrant [Member]
Warrants measurement input	0.00
Palladium Capital Warrant; 1/25/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	109.95
Palladium Capital Warrant; 1/25/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	113.79
Palladium Capital Warrant; 1/25/2021 [Member] | Risk-free Interest Rate [Member]
Warrants measurement input	0.13
Palladium Capital Warrant; 1/25/2021 [Member] | Risk-free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.16
BHP Capital NY Warrant; 1/28/2021 [Member]
Expected Life	2 years 6 months
BHP Capital NY Warrant; 1/28/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
BHP Capital NY Warrant; 1/28/2021 [Member] | Dividend Yield [Member]
Warrants measurement input	0.00
BHP Capital NY Warrant; 1/28/2021 [Member] | Dividend Yield [Member] | Warrant [Member]
Warrants measurement input	0.00
BHP Capital NY Warrant; 1/28/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	110.00
BHP Capital NY Warrant; 1/28/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	113.79
BHP Capital NY Warrant; 1/28/2021 [Member] | Risk-free Interest Rate [Member]
Warrants measurement input	0.12
BHP Capital NY Warrant; 1/28/2021 [Member] | Risk-free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.16
Hudson Bay Warrant; 2/23/2021 [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 2/23/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Hudson Bay Warrant; 2/23/2021 [Member] | Dividend Yield [Member]
Warrants measurement input	0.00
Hudson Bay Warrant; 2/23/2021 [Member] | Dividend Yield [Member] | Warrant [Member]
Warrants measurement input	0.00
Hudson Bay Warrant; 2/23/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	110.94
Hudson Bay Warrant; 2/23/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	113.79
Hudson Bay Warrant; 2/23/2021 [Member] | Risk-free Interest Rate [Member]
Warrants measurement input	0.11
Hudson Bay Warrant; 2/23/2021 [Member] | Risk-free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.16
Palladium Capital Warrant; 2/23/2021 [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 2/23/2021 [Member] | Warrant [Member]
Expected Life	2 years 6 months
Palladium Capital Warrant; 2/23/2021 [Member] | Dividend Yield [Member]
Warrants measurement input	0.00
Palladium Capital Warrant; 2/23/2021 [Member] | Dividend Yield [Member] | Warrant [Member]
Warrants measurement input	0.00
Palladium Capital Warrant; 2/23/2021 [Member] | Expected Volatility [Member]
Warrants measurement input	110.94
Palladium Capital Warrant; 2/23/2021 [Member] | Expected Volatility [Member] | Warrant [Member]
Warrants measurement input	113.79
Palladium Capital Warrant; 2/23/2021 [Member] | Risk-free Interest Rate [Member]
Warrants measurement input	0.11
Palladium Capital Warrant; 2/23/2021 [Member] | Risk-free Interest Rate [Member] | Warrant [Member]
Warrants measurement input	0.16